Income Taxes (Schedule of Reconciliation of Provision for Income Taxes Using Statutory Tax Rates to Loss Before Income Taxes and Actual Provision) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Abstract]
Provision for income taxes at statutory tax rate in the PRC	$ (1,717)	$ (416)	$ (244)
Effect of income for which no income tax is chargeable	(296)	(21)	(567)
Effect of expense for which no income tax is deductible	2,312	936	1,271
Net change in valuation allowances	175	(171)	(125)
Under provision of income tax in previous years	150		147
Effective tax	$ 624	$ 328	$ 482